Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable	26,906,994	31,487,335
Less: allowance for credit losses	-	(1,978,793)

Accounts receivable, net	26,906,994	29,508,542

Schedule of Changes to the Allowance for Doubtful Accounts on Accounts Receivable	The movement of the allowance for doubtful accounts is as follows:
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	-	-	-

Current period provision	(4,324,627)	(5,334,098)	(3,481,333)
Write-offs	4,324,627	5,334,098	1,502,540

Balance at the end of the year	-	-	1,978,793